SUMMARY OF COMMON STOCK OPTION ACTIVITY (Details) - $ / shares	3 Months Ended	12 Months Ended
	May 31, 2026	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, Forfeited, extinguished and cancelled		(2,714)	(2,533,243)
Number of Stock Options, Forfeited, extinguished and cancelled		2,714	2,533,243
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Stock options, Outstanding, Beginning Balance	1,732,121	1,822,281	1,886,670
Weighted Average Exercise Price, Beginning Balance	$ 2.00	$ 2.00	$ 2.00
Weighted Average Remaining Years, Outstanding	1 year 10 months 6 days	2 years 1 month 6 days	3 years 1 month 6 days	4 years 1 month 6 days
Number of Stock Options, Issued
Weighted Average Exercise Price, Issued
Number of Stock Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants, Forfeited, extinguished and cancelled		(90,160)	(64,389)
Weighted Average Exercise Price, Forfeited, extinguished and cancelled		$ 2.00	$ 2.00
Weighted Average Remaining Years, Forfeited, extinguished and cancelled (in years)		2 years 7 months 6 days	3 years 6 months
Number of Stock Options, Outstanding, Ending Balance	1,732,121	1,732,121	1,822,281
Weighted Average Exercise Price, Ending Balance	$ 2.00	$ 2.00	$ 2.00
Weighted Average Remaining Years, Outstanding	2 years 1 month 6 days
Number of Stock Options, Forfeited, extinguished and cancelled		90,160	64,389